UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Ultra Short Duration Income Fund

Semiannual report
1 | 31 | 24

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam
Ultra Short Duration
Income Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	5
Financial statements	6
Shareholder meeting results	43

Message from the Trustees

March 12, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/24. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

2 Ultra Short Duration Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 7/31/23	0.42%	0.82%	0.57%	0.82%	0.29%	0.32%
Total annual operating expenses for the
fiscal year ended 7/31/23	0.49%	0.89%	0.64%	0.89%	0.36%	0.39%
Annualized expense ratio for the
six-month period ended 1/31/24*	0.42%	0.82%	0.57%	0.82%	0.29%	0.32%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Investment Management’s contractual obligation to limit certain fund expenses through at least 11/30/2024.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.15	$4.19	$2.91	$4.18	$1.48	$1.64
Ending value (after expenses)	$1,032.30	$1,031.20	$1,032.50	$1,030.20	$1,032.90	$1,032.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Ultra Short Duration Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.14	$4.17	$2.90	$4.17	$1.48	$1.63
Ending value (after expenses)	$1,023.03	$1,021.01	$1,022.27	$1,021.01	$1,023.68	$1,023.53

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Ultra Short Duration Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Ultra Short Duration Income Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Ultra Short Duration Income Fund

The fund’s portfolio 1/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (74.0%)*	Principal amount	Value
Banking (39.2%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$24,000,000	$24,366,309
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	24,700,000	25,256,031
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.959%, 2/18/25 (United Kingdom)	28,032,000	28,052,665
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	48,073,000	47,952,954
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	45,452,000	45,723,056
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,816,924
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	24,800,000	23,960,071
Bank of America Corp. sr. unsec. FRN (US SOFR + 1.10%), 6.445%, 4/25/25	700,000	701,003
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	46,970,519
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	18,857,000	18,805,670
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	12,834,000	12,619,625
Bank of America Corp. unsec. sub. notes Ser. L, 3.95%, 4/21/25	38,626,000	38,005,572
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	39,388,612
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.71%), 6.064%, 12/12/24 (Canada)	44,198,000	44,358,439
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 5.811%, 1/10/25 (Canada)	46,935,000	46,943,447
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.666%, 7/9/24 (Canada)	37,845,000	37,846,597
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	23,857,000	23,856,761
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.965%, 4/25/25	51,872,000	51,879,203
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.545%, 10/25/24	34,893,000	34,817,935
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 5.791%, 4/15/24 (Canada)	74,000,000	74,040,300
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.724%, 7/31/24 (Canada)	46,700,000	46,737,219
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	20,938,000	21,238,314
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.771%, 2/4/25 (France)	70,375,000	70,278,082
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	24,364,488

Ultra Short Duration Income Fund 7

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Banking cont.
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	$35,500,000	$35,380,844
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	27,573,926
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	42,250,000	42,047,047
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	10,291,000	10,157,589
Barclays PLC sr. unsec. unsub. notes 3.65%, 3/16/25 (United Kingdom)	4,600,000	4,512,969
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	29,035,000	28,747,554
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	49,706,000	48,755,697
BNP Paribas SA 144A sr. unsec. unsub. bonds 2.819%, 11/19/25 (France)	15,366,000	15,033,181
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 6.314%, 9/25/25 (France)	23,930,000	24,005,704
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 5.916%, 1/14/25 (France)	24,822,000	24,837,926
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,631,551
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	29,129,731
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	9,015,000	8,964,846
BPCE SA 144A unsec. sub. notes 4.625%, 7/11/24 (France)	1,737,000	1,723,135
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	8,645,000	8,508,713
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	29,010,000	29,799,850
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.766%, 10/18/24 (Canada)	46,531,000	46,533,679
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,439,674
Citigroup, Inc. sr. unsec. FRN 3.352%, 4/24/25	5,474,000	5,444,379
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.731%, 5/24/25	13,997,000	14,031,429
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.67%), 6.014%, 5/1/25	43,754,000	43,728,185
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	33,275,000	33,109,148
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	19,435,000	19,304,860
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	41,056,183
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 6.094%, 3/14/25 (Australia)	28,795,000	28,888,958
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,785,464
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.726%, 1/10/25 (Netherlands)	63,599,000	63,560,951

8 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Banking cont.
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	$23,840,000	$23,923,936
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	34,053,703
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	40,832,000	40,219,582
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.752%, 2/2/24	25,365,000	25,365,000
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	37,375,000	37,557,203
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	35,783,000	36,176,057
DNB Bank ASA 144A sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 6.183%, 3/28/25 (Norway)	51,541,000	51,563,607
DNB Bank ASA 144A sr. unsec. unsub. FRN 2.968%, 3/28/25 (Norway)	5,390,000	5,368,133
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (US SOFR + 0.43%), 5.789%, 5/21/24 (Canada)	41,990,000	42,001,225
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	36,894,000	36,941,454
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	58,010,774
Huntington National Bank (The) sr. unsec. FRN (US SOFR Compounded Index + 1.19%), 6.55%, 5/16/25	28,010,000	27,547,863
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	44,767,402
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.993%, 3/28/26 (Netherlands)	9,675,000	9,761,114
ING Groep NV sr. unsec. notes 3.869%, 3/28/26 (Netherlands)	22,978,000	22,588,133
ING Groep NV sr. unsec. notes 3.55%, 4/9/24 (Netherlands)	18,487,000	18,419,374
ING Groep NV sr. unsec. unsub. FRN (US SOFR + 1.56%), 6.916%, 9/11/27 (Netherlands)	21,269,000	21,494,451
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	10,700,000	10,919,423
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	8,295,000	8,250,893
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 1.32%), 6.665%, 4/26/26	4,963,000	5,005,959
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	53,043,000	53,086,230
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.22%, 3/1/25	55,720,000	55,612,397
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	9,675,155
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	19,928,000	19,187,180
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	3,232,000	3,200,831

Ultra Short Duration Income Fund 9

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Banking cont.
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.32%), 5.674%, 6/14/24	$22,540,000	$22,395,604
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	13,996,000	13,877,601
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	19,068,000	19,179,914
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.922%, 8/7/27 (United Kingdom)	17,173,000	17,309,010
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	23,029,441
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	31,571,000	31,341,769
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	37,874,292
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 6.664%, 3/21/25 (Australia)	19,285,000	19,434,694
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	14,358,000	14,530,190
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR + 0.94%), 6.30%, 2/20/26 (Japan)	29,385,000	29,420,779
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,800,888
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	19,631,000	19,547,893
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,526,222
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	37,569,000	37,458,435
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	18,850,000	18,615,531
Mizuho Financial Group, Inc. sr. unsec. bonds 2.839%, 7/16/25 (Japan)	12,322,000	12,171,126
Mizuho Financial Group, Inc. sr. unsec. unsub. notes (US SOFR + 0.96%), 6.32%, 5/22/26 (Japan)	35,293,000	35,346,517
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.726%, 1/12/25 (Australia)	63,306,000	63,291,440
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.851%, 8/6/24 (Canada)	36,500,000	36,507,558
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	35,260,000	35,007,397
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	12,675,000	12,794,301
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)	49,193,000	49,073,953
PNC Bank NA sr. unsec. notes 2.50%, 8/27/24	36,033,000	35,474,795
PNC Financial Services Group, Inc. (The) sr. unsec. notes 2.20%, 11/1/24	1,066,000	1,042,392
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	44,061,000	44,306,540
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	38,026,000	37,787,062

10 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Banking cont.
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 1.08%), 6.425%, 7/20/26 (Canada)	$48,280,000	$48,391,722
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.705%, 7/29/24 (Canada)	37,565,000	37,591,293
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.686%, 10/7/24 (Canada)	45,925,000	45,908,391
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	32,445,000	32,153,968
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 1.089%, 3/15/25 (United Kingdom)	19,298,000	19,177,507
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)	9,964,000	10,177,389
Santander UK PLC sr. unsec. unsub. notes 4.00%, 3/13/24 (United Kingdom)	7,750,000	7,733,801
Societe Generale SA 144A sr. unsec. notes 3.875%, 3/28/24 (France)	49,545,000	49,387,942
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	45,703,000	44,442,551
Societe Generale SA 144A sr. unsec. notes 2.625%, 10/16/24 (France)	15,235,000	14,907,117
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.206%, 8/3/26	19,120,000	19,114,019
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	52,004,000	52,052,878
Sumitomo Mitsui Financial Group, Inc. unsec. sub. notes Ser. REGS, 4.436%, 4/2/24 (Japan)	45,991,000	45,870,580
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	22,646,000	22,586,705
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.794%, 9/16/24 (Japan)	51,242,000	51,210,523
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,834,738
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	13,939,000	13,547,589
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 6.258%, 4/4/25 (Sweden)	28,103,000	28,165,164
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.36%), 5.713%, 3/4/24 (Canada)	3,476,000	3,476,628
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.705%, 9/10/24 (Canada)	36,820,000	36,825,062
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	33,149,380
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	5,030,000	5,115,413
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 6.265%, 3/8/24 (Canada)	1,574,000	1,575,085
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	56,339,000	56,002,367

Ultra Short Duration Income Fund 11

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Banking cont.
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	$41,226,000	$40,463,952
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,468,569
Wells Fargo & Co. sr. unsec. unsub. bonds Ser. MTN, 3.196%, 6/17/27	9,645,000	9,247,190
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.665%, 4/25/26	53,919,000	54,250,804
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.406%, 10/30/25	37,678,000	36,803,453
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 0.805%, 5/19/25	23,738,000	23,373,052
Wells Fargo Bank, N.A. sr. unsec. bonds (US SOFR + 0.71%), 6.052%, 1/15/26	14,460,000	14,469,399
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.659%, 11/18/24 (Australia)	47,149,000	47,152,678
Westpac Banking Corp. sr. unsec. unsub. notes (US SOFR + 0.72%), 6.08%, 11/17/25 (Australia)	38,333,000	38,445,435
		3,929,587,736
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	12,500,000	12,427,362
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	24,420,000	24,077,635
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	31,164,000	31,111,234
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.125%, 6/1/24	275,000	272,600
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	7,148,324
		75,037,155
Capital goods (2.0%)
Boeing Co. (The) sr. unsec. notes 2.80%, 3/1/24	24,525,000	24,462,730
Boeing Co. (The) sr. unsec. notes 1.95%, 2/1/24	24,867,000	24,867,000
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24	35,948,000	35,934,055
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.624%, 9/13/24	19,206,000	19,214,477
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 1.00%), 6.347%, 4/5/24	23,666,000	23,683,092
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.105%, 12/13/24	30,674,000	30,693,144
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	23,295,000	23,442,714
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	9,645,000	9,699,393
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	4,802,000	4,825,349
		196,821,954

12 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Communication services (0.6%)
American Tower Corp. sr. unsec. sub. notes 3.375%, 5/15/24 R	$8,295,000	$8,240,797
AT&T, Inc. sr. unsec. unsub. notes 0.90%, 3/25/24	35,039,000	34,798,970
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	17,393,000	17,467,807
		60,507,574
Conglomerates (0.4%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 5.785%, 3/11/24 (Netherlands)	42,200,000	42,206,101
		42,206,101
Consumer cyclicals (3.6%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.191%, 4/1/25	14,980,000	15,072,507
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 5.881%, 4/1/24	24,200,000	24,212,584
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.74%, 8/12/24	37,500,000	37,501,899
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.15%, 4/18/24	6,847,000	6,812,175
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	10,214,000	10,447,305
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	49,639,000	48,374,143
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	24,295,000	24,304,339
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	28,445,000	28,519,660
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 0.75%, 3/1/24	20,110,000	20,030,108
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	8,863,000	8,862,638
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	12,946,000	12,700,836
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.644%, 9/13/24	47,610,000	47,613,505
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.91%, 6/9/25	23,930,000	23,974,093
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 6.305%, 6/7/24	51,319,000	51,375,534
		359,801,326
Consumer finance (6.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	4,822,000	4,889,850
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	5,021,000	4,921,281
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.875%, 8/14/24 (Ireland)	5,254,000	5,172,720

Ultra Short Duration Income Fund 13

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Consumer finance cont.
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.75%, 10/29/24 (Ireland)	$48,832,000	$47,412,426
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	47,328,000	45,957,950
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	8,610,000	8,407,908
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	42,496,000	41,370,037
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	48,926,000	48,926,000
Air Lease Corp. sr. unsec. notes Ser. MTN, 0.70%, 2/15/24	23,638,000	23,594,467
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 6.695%, 10/30/26	29,025,000	29,223,796
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 6.316%, 7/28/27	15,063,000	15,083,727
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 6.288%, 3/4/25	26,612,000	26,775,925
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.12%, 2/13/26	4,585,000	4,584,461
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 6.081%, 5/3/24	42,046,000	42,080,712
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,661,826
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.872%, 2/12/25	31,028,000	31,074,167
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 6.125%, 4/23/25	32,157,000	32,271,766
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 6.71%, 5/9/25	28,010,000	28,032,741
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 4/24/24	48,505,000	48,295,601
Capital One Financial Corp. sr. unsec. unsub. notes 3.30%, 10/30/24	30,475,000	29,985,319
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	16,254,000	15,920,056
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.966%, 10/15/24	19,772,000	19,762,061
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	19,121,000	18,556,191
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 6.115%, 3/8/24	38,188,000	38,198,333
		617,159,321
Consumer staples (1.3%)
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	23,860,000	23,343,345
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.024%, 3/24/24	2,170,000	2,161,511
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	28,433,000	28,659,635
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	38,557,000	38,337,268

14 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Consumer staples cont.
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.761%, 11/12/24	$19,152,000	$19,185,696
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.781%, 2/14/24	22,554,000	22,554,767
		134,242,222
Energy (0.4%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	16,969,000	16,680,355
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	24,306,016
		40,986,371
Financial (1.0%)
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	45,821,000	46,080,325
Mizuho Financial Group Cayman 3, Ltd. 144A company guaranty unsec. sub. notes 4.60%, 3/27/24 (Cayman Islands)	33,492,000	33,408,215
NatWest Markets PLC 144A sr. unsec. unsub. FRN (US SOFR + 0.53%), 5.89%, 8/12/24 (United Kingdom)	20,485,000	20,477,616
		99,966,156
Health care (1.3%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,670,319
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	46,102,000	46,130,207
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	33,328,532
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,092,000	44,886,642
		132,015,700
Insurance (6.7%)
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 6.062%, 1/7/25	46,845,000	46,555,762
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.92%, 8/19/24	40,355,000	40,254,144
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.059%, 5/24/24	23,802,000	23,823,008
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.654%, 9/25/26	39,755,000	39,998,509
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 6.706%, 4/11/25	28,086,000	28,073,923
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 5.854%, 9/13/24	9,350,000	9,325,138
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.224%, 3/21/25	47,226,000	47,466,776
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 5.706%, 4/12/24	74,780,000	74,796,510
MassMutual Global Funding II 144A FRN (US SOFR + 0.27%), 5.615%, 10/21/24	28,116,000	28,097,627
MetLife, Inc. sr. unsec. unsub. notes 3.60%, 4/10/24	18,867,000	18,796,643
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR + 0.30%), 5.654%, 9/27/24	19,850,000	19,837,183

Ultra Short Duration Income Fund 15

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Insurance cont.
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	$32,401,000	$32,523,240
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.264%, 3/21/25	19,175,000	19,298,768
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,946,772
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.936%, 12/15/24	7,737,000	7,746,917
New York Life Global Funding 144A bonds (US SOFR Compounded Index + 0.58%), 5.926%, 1/16/26	33,763,000	33,792,786
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.676%, 1/14/25	9,020,000	9,013,325
Northwestern Mutual Global Funding 144A FRN (US SOFR + 0.33%), 5.684%, 3/25/24	27,995,000	27,996,879
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 5.745%, 1/27/25	39,259,000	39,185,365
Pacific Life Global Funding II 144A unsec. FRN (US SOFR + 0.38%), 5.726%, 4/12/24	47,055,000	47,049,918
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 5.796%, 4/12/24	28,000,000	28,009,520
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.739%, 8/23/24	19,115,000	19,110,826
Protective Life Global Funding 144A notes 4.992%, 1/12/27	14,470,000	14,554,433
		670,253,972
Investment banking/Brokerage (4.0%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 5.854%, 3/18/24	42,547,000	42,538,952
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	50,708,000	49,887,108
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	19,834,000	19,735,317
Deutsche Bank AG sr. unsec. unsub. notes 0.898%, 5/28/24 (Germany)	23,772,000	23,414,143
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.855%, 9/10/24	39,107,000	39,087,536
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.835%, 10/21/24	19,768,000	19,751,321
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.831%, 10/21/24	31,542,000	31,557,771
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	40,246,000	39,633,891
Morgan Stanley sr. unsec. FRN (US SOFR + 1.17%), 6.511%, 4/17/25	4,590,000	4,595,946
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	23,669,000	23,737,701
Morgan Stanley sr. unsec. unsub. FRN 3.62%, 4/17/25	12,875,000	12,819,600
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	10,859,595

16 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Investment banking/Brokerage cont.
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	$46,032,000	$45,396,576
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	9,208,574
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR + 0.78%), 6.126%, 7/16/25	8,208,000	8,250,271
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	23,870,000	24,117,081
		404,591,383
Real estate (2.7%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25 R	29,098,000	28,449,598
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24 R	40,613,000	40,613,000
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26 R	38,300,000	39,455,688
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.945%, 7/25/25 R	17,408,000	17,450,179
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.815%, 4/23/24	58,527,000	58,532,269
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26 R	9,393,000	9,393,224
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24 R	9,428,000	9,352,509
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24 R	21,715,000	21,408,745
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24 R	51,739,000	50,672,405
		275,327,617
Technology (1.0%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.25%), 5.601%, 10/1/24	16,401,000	16,397,216
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	19,138,000	19,156,258
Microchip Technology, Inc. sr. unsec. notes 0.972%, 2/15/24	18,462,000	18,428,011
Microchip Technology, Inc. sr. unsec. notes 0.983%, 9/1/24	16,862,000	16,414,477
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	33,037,000	32,217,888
		102,613,850
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	6,095,000	6,095,000
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	6,471,000	6,408,439
		12,503,439
Utilities and power (2.7%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	43,296,000	43,093,207
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	23,835,000	23,948,677
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	33,424,000	33,425,805

Ultra Short Duration Income Fund 17

CORPORATE BONDS AND NOTES (74.0%)* cont.	Principal amount	Value
Utilities and power cont.
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 5.99%, 2/16/24 (Canada)	$23,380,000	$23,382,445
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	18,021,239
Mississippi Power Co. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.653%, 6/28/24	23,876,000	23,854,705
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	45,760,000	46,222,094
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/20/24	10,292,000	10,236,009
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	32,593,000	31,590,155
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	19,135,000	19,550,314
		273,324,650
Total corporate bonds and notes (cost $7,404,696,902)		$7,426,946,527

COMMERCIAL PAPER (14.1%)*	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	5.901	2/1/24	$53,464,000	$53,455,240
Albermarle Corp.	5.985	2/29/24	19,525,000	19,432,606
Albermarle Corp.	5.862	2/7/24	24,100,000	24,073,055
Albermarle Corp.	5.862	2/6/24	38,170,000	38,133,475
Alimentation Couche-Tard, Inc. (Canada)	5.621	2/28/24	28,900,000	28,773,500
Alimentation Couche-Tard, Inc. (Canada)	5.620	2/21/24	18,452,000	18,391,885
Arrow Electronics, Inc.	5.756	2/7/24	33,675,000	33,637,219
Arrow Electronics, Inc.	5.815	2/1/24	14,475,000	14,472,701
Autonation, Inc.	5.851	2/1/24	103,800,000	103,783,570
Aviation Capital Group, LLC	5.940	2/2/24	9,700,000	9,697,035
Aviation Capital Group, LLC	5.751	2/1/24	88,166,000	88,152,526
Bell Canada (Canada)	5.783	4/4/24	23,350,000	23,119,392
Bell Canada (Canada)	5.782	4/2/24	22,250,000	22,036,842
BPCE SA (France)	6.014	9/16/24	30,000,000	28,994,550
Dominion Energy, Inc.	5.600	2/29/24	28,675,000	28,547,540
Dominion Energy, Inc.	5.692	2/13/24	29,900,000	29,841,166
Dominion Energy, Inc.	5.692	2/12/24	20,000,000	19,963,717
Duke Energy Corp.	5.897	2/22/24	47,645,000	47,484,058
ERAC USA Finance, LLC	5.756	2/20/24	20,500,000	20,437,196
Fidelity National Information Services, Inc.	5.598	2/9/24	27,400,000	27,362,721
Fidelity National Information Services, Inc.	5.588	2/7/24	17,000,000	16,982,051
Fidelity National Information Services, Inc.	5.590	2/6/24	4,000,000	3,996,381
Fidelity National Information Services, Inc.	5.592	2/5/24	28,900,000	28,878,216
Fidelity National Information Services, Inc.	5.583	2/2/24	22,750,000	22,743,146
FMC Corp.	6.133	2/12/24	24,125,000	24,076,232
FMC Corp.	5.951	2/1/24	57,164,000	57,154,404
General Motors Financial Co., Inc.	6.043	6/6/24	20,000,000	19,603,384
Glencore Funding, LLC	5.748	2/12/24	27,850,000	27,798,582
Glencore Funding, LLC	5.745	2/8/24	17,450,000	17,428,549
Glencore Funding, LLC	5.745	2/6/24	24,100,000	24,077,794

18 Ultra Short Duration Income Fund

COMMERCIAL PAPER (14.1%)* cont.	Yield (%)	Maturity date	Principal amount	Value
HSBC USA, Inc.	6.469	9/9/24	$7,820,000	$7,561,263
Intercontinental Exchange, Inc.	5.584	2/23/24	18,800,000	18,731,700
Intercontinental Exchange, Inc.	5.584	2/16/24	7,500,000	7,481,033
Intercontinental Exchange, Inc.	5.593	2/15/24	12,315,000	12,285,801
Intercontinental Exchange, Inc.	5.660	2/9/24	14,400,000	14,379,509
Intercontinental Exchange, Inc.	5.593	2/8/24	9,625,000	9,612,824
Intercontinental Exchange, Inc.	5.604	2/7/24	14,500,000	14,483,949
Marathon Oil Corp.	5.988	2/2/24	23,850,000	23,842,815
Microchip Technology, Inc.	5.601	2/9/24	25,575,000	25,539,254
Nasdaq, Inc.	5.591	2/14/24	12,050,000	12,024,057
NatWest Markets PLC (United Kingdom)	5.641	2/9/24	18,500,000	18,474,830
Oracle Corp.	5.703	2/2/24	22,500,000	22,493,221
Ovintiv, Inc.	6.185	3/4/24	14,450,000	14,368,379
Ovintiv, Inc.	6.152	2/29/24	13,500,000	13,433,128
Ovintiv, Inc.	6.151	2/23/24	29,800,000	29,683,029
Penske Truck Leasing Co.	5.692	2/5/24	29,000,000	28,977,818
Penske Truck Leasing Co.	5.710	2/2/24	36,250,000	36,238,918
Rogers Communications, Inc./Ontario (Canada)	5.772	2/8/24	9,400,000	9,388,644
Targa Resources Corp.	6.001	2/1/24	83,800,000	83,786,735
UDR, Inc.	5.607	2/8/24	33,775,000	33,734,196
Western Midstream Operating, LP	6.161	3/1/24	22,275,000	22,158,502
Western Midstream Operating, LP	6.180	2/13/24	6,750,000	6,734,927
Western Midstream Operating, LP	6.181	2/9/24	9,650,000	9,635,136
Western Midstream Operating, LP	6.203	2/5/24	6,565,000	6,559,426
Western Midstream Operating, LP	6.201	2/2/24	9,250,000	9,246,887
Total commercial paper (cost $1,413,456,762)				$1,413,384,714

ASSET-BACKED SECURITIES (5.3%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$17,900,000	$17,309,506
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	3,349,611	3,284,202
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	7,599,000	7,643,219
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.028%, 7/15/27	57,731,000	57,867,089
Capital One Prime Auto Receivables Trust
Ser. 23-1, Class A2, 5.20%, 5/15/26	8,509,351	8,493,592
Ser. 22-1, Class A3, 3.17%, 4/15/27	7,135,000	6,989,308
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	3,789,223	3,786,752
Ser. 22-2, Class A3, 3.49%, 2/16/27	13,056,501	12,864,519
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	12,315,222	12,123,597
Ser. 21-P4, Class A3, 1.31%, 1/11/27	24,730,267	24,018,481
Chase Auto Owner Trust 144A Ser. 23-AA, Class A2, 5.90%, 3/25/27	36,000,000	36,172,908

Ultra Short Duration Income Fund 19

ASSET-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Citizens Auto Receivables Trust 144A
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR + 0.95%), 6.296%, 7/15/26	$15,849,763	$15,891,559
Ser. 23-2, Class A2A, 6.09%, 10/15/26	9,414,000	9,452,315
Ser. 24-1, Class A2A, 5.43%, 10/15/26	15,933,000	15,974,681
First Investors Auto Owner Trust 144A Ser. 22-1A, Class A, 2.03%, 1/15/27	3,281,243	3,228,983
Ford Credit Auto Owner Trust
Ser. 22-C, Class A2A, 4.52%, 4/15/25	1,804,005	1,801,402
Ser. 21-A, Class A3, 0.30%, 8/15/25	4,430,254	4,376,153
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	7,435,000	7,298,349
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	3,014,316	3,008,658
GM Financial Consumer Automobile Receivables Trust
Ser. 22-3, Class A3, 3.64%, 4/16/27	30,000,000	29,564,097
Ser. 22-2, Class A3, 3.10%, 2/16/27	15,000,000	14,735,286
Ser. 20-4, Class A3, 0.38%, 8/18/25	275,242	273,313
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	11,240,000	11,298,336
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	19,855,000	20,005,521
Ser. 22-2, Class A2, 3.81%, 3/18/25	1,702,211	1,698,307
Hyundai Auto Receivables Trust Ser. 23-C, Class A2A, 5.80%, 1/15/27	12,363,000	12,467,171
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.30%, 10/22/24	7,000,000	6,948,347
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 5/7/24	31,184,400	31,116,200
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	22,750,000	22,965,192
SFS Auto Receivables Securitization Trust 144A Ser. 24-1A, Class A2, 5.35%, 6/21/27	8,000,000	8,017,696
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.285%, 6/29/24	58,400,000	58,386,685
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	13,858,746	13,890,247
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.05%, 1/25/46	87,230	87,131
Toyota Auto Loan Extended Note Trust 144A Ser. 19-1A, Class A, 2.56%, 11/25/31	27,477,000	27,240,588
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	4,460,000	4,485,721
Ser. 21-1, Class A3, 1.02%, 6/22/26	16,019,958	15,615,305
Total asset-backed securities (cost $529,453,259)		$530,380,416

20 Ultra Short Duration Income Fund

CERTIFICATES OF DEPOSIT (2.5%)*	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	5.990	6/21/24	$24,700,000	$24,748,076
BNP Paribas SA/New York, NY (France)	6.000	10/17/24	29,000,000	29,149,622
Citibank, NA	6.000	9/20/24	24,175,000	24,277,317
Citibank, NA	5.780	3/8/24	29,000,000	29,005,004
Intesa Sanpaolo SPA/New York, NY	6.450	10/21/24	22,250,000	22,381,055
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	52,555,000	52,540,660
Intesa Sanpaolo SPA/New York, NY FRN	6.290	8/16/24	24,175,000	24,270,781
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	19,165,000	19,258,670
Toronto-Dominion Bank/NY FRN (Canada)	5.950	5/31/24	30,000,000	30,052,950
Total certificates of deposit (cost $255,020,000)				$255,684,135

MORTGAGE-BACKED SECURITIES (2.2%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$52,247	$54,150
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	18,301	18,919
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	5,047	4,981
REMICs Ser. 3611, PO, zero %, 7/15/34	16,331	14,091
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR + 0.61%), 5.959%, 8/25/40	179,955	174,192
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR + 0.46%), 5.809%, 8/25/36	115,948	114,074
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR + 0.36%), 5.709%, 10/25/31	201,772	198,849
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,586	3,349
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	10,911	10,277
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,090	4,000
		596,882
Residential mortgage-backed securities (non-agency) (2.2%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month + 0.98%), 6.32%, 7/25/34	212,960	209,782
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month + 0.82%), 5.92%, 11/25/35	4,162,355	4,034,765
Angel Oak Mortgage Trust 144A
Ser. 19-5, Class A1, 2.593%, 10/25/49 W	568,633	548,755
Ser. 20-3, Class A1, 1.691%, 4/25/65 W	8,626,749	8,016,310
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49 W	3,138,431	2,923,764
Ser. 19-3, Class A1, 2.962%, 10/25/48 W	4,260,793	3,936,249
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 6.095%, 1/25/70	6,128,343	6,127,914
Ser. 19-1, Class A1C, 3.50%, 3/25/58	756,621	742,581
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60 W	2,501,746	2,373,077
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60 W	4,155,009	3,880,501
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49 W	3,154,496	2,753,639

Ultra Short Duration Income Fund 21

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month + 0.30%), 5.64%, 6/25/37	$2,789,549	$2,691,719
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64 W	2,390,907	2,223,544
COLT Mortgage Loan Trust 144A Ser. 21-HX1, Class A1, 1.11%, 10/25/66 W	17,070,710	14,272,355
Credit Suisse Mortgage Capital Certificates 144A Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,161,587	5,973,744
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 3.24%, 2/25/50 W	7,436,087	6,839,502
CSMC Trust 144A Ser. 19-NQM1, Class A1, 3.656%, 10/25/59	2,644,212	2,564,326
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59 W	2,426,900	2,278,981
Ser. 20-2, Class A1, 1.178%, 10/25/65 W	1,197,705	1,075,971
Encore Credit Receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month + 0.82%), 6.155%, 1/25/36	1,238,707	1,222,774
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (US 30 Day Average SOFR + 0.86%), 6.209%, 3/25/30	2,608,953	2,608,640
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.359%, 7/25/24	1,045,757	1,055,596
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (US 30 Day Average SOFR + 2.71%), 8.059%, 5/25/24	393,992	396,361
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	11,433,815	11,257,780
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month + 0.69%), 6.03%, 2/25/36	1,450,845	1,428,791
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month + 0.39%), 5.73%, 5/25/36	2,546,623	2,498,586
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59 W	2,246,503	1,997,208
GCAT Trust 144A Ser. 19-NQM3, Class A1, 3.686%, 11/25/59 W	2,018,201	1,907,174
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60 W	1,234,202	1,130,246
GSAA Home Equity Trust FRB Ser. 06-2, Class 2A4, (CME Term SOFR 1 Month + 0.73%), 6.07%, 12/25/35	2,673,051	2,518,789
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (CME Term SOFR 1 Month + 0.57%), 5.91%, 10/25/46	84,882	84,069
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (CME Term SOFR 1 Month + 0.80%), 6.14%, 4/25/36	249,443	248,941
FRB Ser. 06-4, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.77%, 8/25/36	558,103	554,722

22 Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	$7,618,959	$6,995,462
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 1/17/38	23,457,660	23,487,010
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (CME Term SOFR 1 Month + 0.39%), 5.73%, 1/25/37	814,739	813,130
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	285,628	280,870
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month + 1.09%), 6.425%, 4/25/35	847,736	832,628
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month + 0.86%), 6.20%, 2/25/34	226,421	221,468
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (CME Term SOFR 1 Month + 0.69%), 6.03%, 12/25/35	60,191	60,015
MFRA Trust 144A
Ser. 21-NQM1, Class A1, 1.153%, 4/25/65 W	4,955,405	4,432,949
Ser. 20-NQM1, Class A1, 1.479%, 3/25/65 W	1,138,626	1,063,692
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month + 0.68%), 6.02%, 12/25/35	1,803,980	1,779,424
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month + 0.43%), 5.77%, 4/25/37	3,616,766	3,527,076
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (CME Term SOFR 1 Month + 0.79%), 6.13%, 12/25/35	41,364	41,263
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 1/25/48	3,083,276	3,055,853
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59 W	1,746,041	1,621,062
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60 W	1,046,311	960,892
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60 W	1,058,236	908,986
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60 W	11,130,116	9,022,654
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month + 1.01%), 6.35%, 1/25/60	364,307	347,274
Residential Asset Mortgage Products Trust
FRB Ser. 05-EFC4, Class M4, (CME Term SOFR 1 Month + 0.70%), 6.335%, 9/25/35	343,352	342,255
FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month + 0.55%), 5.89%, 12/25/36	497,375	487,085
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month + 0.86%), 6.575%, 2/25/35	1,025,152	1,004,283
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month + 0.44%), 5.945%, 4/25/36	1,057,051	1,035,794

Ultra Short Duration Income Fund 23

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59 W	$60,854	$60,209
Ser. 19-3, Class A1, 2.633%, 9/25/59 W	773,135	752,860
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month + 0.48%), 3.291%, 1/25/36	2,188,771	2,140,812
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62 W	2,642,919	2,397,847
Ser. 19-3, Class A1, 2.703%, 9/25/59 W	56,359	54,835
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month + 0.82%), 6.155%, 11/25/35	2,012,740	1,967,953
FRB Ser. 06-OPT1, Class 2A4, (CME Term SOFR 1 Month + 0.65%), 5.99%, 3/25/36	851,656	838,958
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67 W	7,520,765	6,986,735
Ser. 21-4, Class A1, 1.162%, 8/25/56 W	8,351,763	6,929,574
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65 W	4,565,823	4,013,159
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month + 0.83%), 6.17%, 9/25/35	1,297,080	1,270,909
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (CME Term SOFR 1 Month + 0.77%), 6.11%, 2/25/35	439,806	443,491
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month + 1.04%), 6.38%, 5/25/35	1,257,352	1,236,872
FRB Ser. 06-WF1, Class M4, (CME Term SOFR 1 Month + 0.76%), 6.095%, 2/25/36	352,994	352,447
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	3,958,737	3,746,822
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.45%, 5/25/58	458,027	463,738
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.45%, 10/25/48	3,581,228	3,615,120
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62 W	4,802,070	4,614,025
Ser. 18-1, Class A1, 3.00%, 1/25/58 W	2,645,810	2,574,667
Ser. 17-3, Class A1, 2.75%, 7/25/57 W	1,227,580	1,207,642
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 3.913%, 7/25/59 W	3,045,725	2,913,511
Ser. 19-INV3, Class A1, 3.692%, 11/25/59 W	1,509,027	1,465,499
Ser. 19-4, Class A1, 3.642%, 11/25/59	3,134,487	3,033,678
Ser. 20-1, Class A1, 3.417%, 1/25/60	683,214	651,946
Ser. 20-5, Class A1, 1.218%, 5/25/65	4,323,061	4,013,353
		222,444,943
Total mortgage-backed securities (cost $238,451,020)		$223,041,825

24 Ultra Short Duration Income Fund

REPURCHASE AGREEMENTS (0.2%)*	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 1/31/2024 with RBC Capital Markets, LLC, 5.530% (collateralized by Corporate Debt Securities with coupon rates ranging from 2.600% to 6.850% and due dates ranging from 8/9/2026 to 6/1/2077, valued at $26,254,330) (Canada) Ŧ EG	$25,000,000	$25,000,000
Total repurchase agreements (cost $25,000,000)		$25,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)*	Principal amount	Value
Federal Home Loan Bank 4.875%, 6/14/24	$21,915,000	$21,889,410
Total U.S. government agency obligations (cost $21,933,474)		$21,889,410

SHORT-TERM INVESTMENTS (1.0%)*	Principal amount	Value
U.S. Treasury Bills 5.476%, 3/5/24	$105,450,000	$104,942,039
Total short-term investments (cost $104,938,462)		$104,942,039

TOTAL INVESTMENTS
Total investments (cost $9,992,949,879)	$10,001,269,066

Key to holding’s currency abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $10,035,018,477.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Ŧ	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.

Ultra Short Duration Income Fund 25

EG	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	64.2%	Ireland	1.1%
Canada	9.7	Switzerland	1.1
France	5.3	Norway	0.9
United Kingdom	4.7	Spain	0.9
Japan	3.5	Singapore	0.8
Australia	3.1	Other	0.9
Netherlands	2.7	Total	100.0%
Germany	1.1

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$530,380,416	$—
Certificates of deposit	—	255,684,135	—
Commercial paper	—	1,413,384,714	—
Corporate bonds and notes	—	7,426,946,527	—
Mortgage-backed securities	—	223,041,825	—
Repurchase agreements	—	25,000,000	—
U.S. government agency obligations		21,889,410
Short-term investments	—	104,942,039	—
Totals by level	$—	$10,001,269,066	$—

The accompanying notes are an integral part of these financial statements.

26 Ultra Short Duration Income Fund

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $9,992,949,879)	$10,001,269,066
Cash	4,313,707
Interest and other receivables	70,823,979
Receivable for shares of the fund sold	16,343,662
Prepaid assets	257,311
Total assets	10,093,007,725

LIABILITIES
Payable for investments purchased	10,880,307
Payable for shares of the fund repurchased	38,708,209
Payable for compensation of Manager (Note 2)	1,165,591
Payable for custodian fees (Note 2)	50,099
Payable for investor servicing fees (Note 2)	1,338,085
Payable for Trustee compensation and expenses (Note 2)	357,223
Payable for administrative services (Note 2)	141,783
Payable for distribution fees (Note 2)	256,491
Distributions payable to shareholders	4,593,035
Other accrued expenses	498,425
Total liabilities	57,989,248

Net assets	$10,035,018,477

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$10,057,722,605
Total distributable earnings (Note 1)	(22,704,128)
Total — Representing net assets applicable to capital shares outstanding	$10,035,018,477

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($2,925,105,043 divided by 289,708,919 shares)	$10.10
Net asset value and offering price per class C share ($10,777,234 divided by 1,068,530 shares)*	$10.09
Net asset value and redemption price per class N share
($10,059,308 divided by 997,369 shares)	$10.09
Offering price per class N share (100/98.50 of $10.09)**	$10.24
Net asset value, offering price and redemption price per class R share
($4,287,709 divided by 425,261 shares)	$10.08
Net asset value, offering price and redemption price per class R6 share
($514,906,137 divided by 50,925,599 shares)	$10.11
Net asset value, offering price and redemption price per class Y share
($6,569,883,046 divided by 650,004,508 shares)	$10.11

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

**On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 27

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $426,568 from investments in affiliated issuers) (Note 5)	$289,305,979
Total investment income	289,305,979

EXPENSES
Compensation of Manager (Note 2)	14,519,309
Investor servicing fees (Note 2)	4,102,064
Custodian fees (Note 2)	75,135
Trustee compensation and expenses (Note 2)	232,714
Distribution fees (Note 2)	1,541,076
Administrative services (Note 2)	209,332
Other	1,102,949
Fees waived and reimbursed by Manager (Note 2)	(3,575,077)
Total expenses	18,207,502
Expense reduction (Note 2)	(89,750)
Net expenses	18,117,752

Net investment income	271,188,227

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,928,957
Total net realized gain	1,928,957
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	60,588,444
Total change in net unrealized appreciation	60,588,444

Net gain on investments	62,517,401

Net increase in net assets resulting from operations	$333,705,628

The accompanying notes are an integral part of these financial statements.

28 Ultra Short Duration Income Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$271,188,227	$448,857,411
Net realized gain (loss) on investments	1,928,957	(6,811,565)
Change in net unrealized appreciation of investments	60,588,444	65,743,562
Net increase in net assets resulting from operations	333,705,628	507,789,408
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(76,257,915)	(131,222,377)
Class C	(259,415)	(463,710)
Class N	(265,522)	(315,180)
Class R	(109,661)	(165,114)
Class R6	(13,882,434)	(20,043,410)
Class Y	(180,694,248)	(296,691,111)
Decrease from capital share transactions (Note 4)	(706,851,588)	(2,013,530,763)
Total decrease in net assets	(644,615,155)	(1,954,642,257)

NET ASSETS
Beginning of period	10,679,633,632	12,634,275,889
End of period	$10,035,018,477	$10,679,633,632

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 29

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	(%)[b,c]	net assets (%)[c]	(%)
Class A
January 31, 2024**	$10.04	.26	.06	.32	(.26)	—	(.26)	$10.10	3.23*	$2,925,105	.21*	2.58*	28*
July 31, 2023	9.98	.39	.06	.45	(.39)	—	(.39)	10.04	4.61	3,042,385.42		3.80	35
July 31, 2022	10.08	.05	(.10)	(.05)	(.05)	—	(.05)	9.98	(.49)	4,297,725.40		.46	48
July 31, 2021	10.08	.04	—[d]	.04	(.04)	—	(.04)	10.08	.36	6,611,459.40		.37	63
July 31, 2020	10.05	.17	.03	.20	(.17)	—	(.17)	10.08	2.01	7,373,343.40		1.73	53
July 31, 2019	10.05	.25	—[d]	.25	(.25)	—[d]	(.25)	10.05	2.53	8,257,742.40		2.50	27
Class C
January 31, 2024**	$10.02	.24	.07	.31	(.24)	—	(.24)	$10.09	3.12*	$10,777	.41*	2.38*	28*
July 31, 2023	9.97	.35	.05	.40	(.35)	—	(.35)	10.02	4.09	11,341.82		3.43	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	—	(.02)	9.97	(.78)	15,421	.68[e]	.20[e]	48
July 31, 2021	10.07	—[d]	—[d]	—[d]	—[d]	—	—[d]	10.07	.02	22,031	.75[e]	.02[e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	27,790.80		1.24	53
July 31, 2019	10.04	.21	—[d]	.21	(.21)	—[d]	(.21)	10.04	2.13	19,754.80		2.10	27
Class N
January 31, 2024**	$10.02	.25	.07	.32	(.25)	—	(.25)	$10.09	3.25*	$10,059	.29*	2.50*	28*
July 31, 2023	9.97	.38	.05	.43	(.38)	—	(.38)	10.02	4.34	10,828.57		3.84	35
July 31, 2022	10.07	.04	(.10)	(.06)	(.04)	—	(.04)	9.97	(.64)	7,791.55		.30	48
July 31, 2021	10.07	.02	—[d]	.02	(.02)	—	(.02)	10.07	.21	14,369.55		.22	63
July 31, 2020	10.04	.15	.03	.18	(.15)	—	(.15)	10.07	1.86	19,303.55		1.48	53
July 31, 2019 †	10.03	.18	.01	.19	(.18)	—[d]	(.18)	10.04	1.94*	13,070	.42*	1.81*	27
Class R
January 31, 2024**	$10.02	.24	.06	.30	(.24)	—	(.24)	$10.08	3.02*	$4,288	.41*	2.37*	28*
July 31, 2023	9.97	.35	.05	.40	(.35)	—	(.35)	10.02	4.09	4,509.82		3.46	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	—	(.02)	9.97	(.78)	5,240	.69[e]	.24[e]	48
July 31, 2021	10.07	—[d]	—[d]	—[d]	—[d]	—	—[d]	10.07	.02	4,207	.75[e]	.02[e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	5,118.80		1.30	53
July 31, 2019	10.04	.21	—[d]	.21	(.21)	—[d]	(.21)	10.04	2.13	5,411.80		2.09	27
Class R6
January 31, 2024**	$10.05	.27	.06	.33	(.27)	—	(.27)	$10.11	3.29 *	$514,906	.15*	2.65*	28*
July 31, 2023	10.00	.40	.05	.45	(.40)	—	(.40)	10.05	4.64	513,428.29		4.25	35
July 31, 2022	10.10	.06	(.10)	(.04)	(.06)	—	(.06)	10.00	(.37)	177,358.29		.69	48
July 31, 2021	10.09	.05	.01	.06	(.05)	—	(.05)	10.10	.57	121,669.29		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.12	92,676.29		1.80	53
July 31, 2019	10.06	.26	—[d]	.26	(.26)	—[d]	(.26)	10.06	2.64	97,971.29		2.68	27

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

30 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 31

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	(%)[b,c]	net assets (%)[c]	(%)
Class Y
January 31, 2024**	$10.05	.26	.06	.32	(.26)	—	(.26)	$10.11	3.28*	$6,569,883	.16*	2.63*	28*
July 31, 2023	9.99	.40	.06	.46	(.40)	—	(.40)	10.05	4.71	7,097,143.32		3.97	35
July 31, 2022	10.09	.06	(.10)	(.04)	(.06)	—	(.06)	9.99	(.39)	8,130,742.30		.60	48
July 31, 2021	10.09	.05	—[d]	.05	(.05)	—	(.05)	10.09	.46	8,944,133.30		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.11	8,857,867.30		1.79	53
July 31, 2019	10.06	.26	—[d]	.26	(.26)	—[d]	(.26)	10.06	2.63	8,052,123.30		2.61	27

* Not annualized.

** Unaudited.

† For the period November 1, 2018 (commencement of operations) to July 31, 2019.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	1/31/24	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Class A	0.03%	0.07%	0.06%	0.06%	0.09%	0.14%
Class C	0.03	0.07	0.06	0.06	0.09	0.14
Class N	0.03	0.07	0.06	0.06	0.09	0.10
Class R	0.03	0.07	0.06	0.06	0.09	0.14
Class R6	0.03	0.07	0.06	0.06	0.09	0.14
Class Y	0.03	0.07	0.06	0.06	0.09	0.14

d Amount represents less than $0.01 per share.

e Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waiver, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	7/31/22	7/31/21
Class C	0.12%	0.05%
Class R	0.11	0.05

The accompanying notes are an integral part of these financial statements.

32 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 33

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	None	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
0.25% on certain redemptions of shares
Class N	Up to 1.50%	bought with no initial sales charge	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

34 Ultra Short Duration Income Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Ultra Short Duration Income Fund 35

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $26,254,330 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

36 Ultra Short Duration Income Fund

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$21,570,185	$11,364,261	$32,934,446

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $9,992,951,067, resulting in gross unrealized appreciation and depreciation of $30,541,989 and $22,223,990, respectively, or net unrealized appreciation of $8,317,999.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.140% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Ultra Short Duration Income Fund 37

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $3,575,077 as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management did not waive any specific distribution fees from the fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,191,083	Class R	1,861
Class C	4,393	Class R6	131,086
Class N	4,273	Class Y	2,769,368
		Total	$4,102,064

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $89,750 under the expense offset arrangements.

38 Ultra Short Duration Income Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $8,483, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$1,488,624
Class C	1.00%	0.50%	27,453
Class N	0.25%	0.25%	13,352
Class R	1.00%	0.50%	11,647
Total			$1,541,076

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $598 from the sale of class N shares and received no monies in contingent deferred sales charges from redemptions of class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $323 in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$2,203,908,055	$1,965,841,352
U.S. government securities (Long-term)	—	—
Total	$2,203,908,055	$1,965,841,352

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Ultra Short Duration Income Fund 39

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	49,966,596	$502,341,803	113,474,941	$1,135,157,619
Shares issued in connection with
reinvestment of distributions	7,488,161	75,332,186	12,978,987	129,893,014
	57,454,757	577,673,989	126,453,928	1,265,050,633
Shares repurchased	(70,901,523)	(712,770,793)	(253,839,530)	(2,537,928,061)
Net decrease	(13,446,766)	$(135,096,804)	(127,385,602)	$(1,272,877,428)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	258,195	$2,591,722	464,823	$4,645,314
Shares issued in connection with
reinvestment of distributions	25,595	257,190	45,854	458,411
	283,790	2,848,912	510,677	5,103,725
Shares repurchased	(346,572)	(3,478,844)	(925,872)	(9,252,666)
Net decrease	(62,782)	$(629,932)	(415,195)	$(4,148,941)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class N	Shares	Amount	Shares	Amount
Shares sold	153,708	$1,543,977	445,952	$4,460,852
Shares issued in connection with
reinvestment of distributions	26,421	265,479	31,476	314,775
	180,129	1,809,456	477,428	4,775,627
Shares repurchased	(262,868)	(2,640,061)	(178,579)	(1,784,172)
Net increase (decrease)	(82,739)	$(830,605)	298,849	$2,991,455

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	87,224	$874,476	95,526	$954,172
Shares issued in connection with
reinvestment of distributions	10,920	109,661	16,487	164,790
	98,144	984,137	112,013	1,118,962
Shares repurchased	(122,812)	(1,232,461)	(187,725)	(1,876,945)
Net decrease	(24,668)	$(248,324)	(75,712)	$(757,983)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	15,034,937	$151,238,177	64,958,823	$649,569,484
Shares issued in connection with
reinvestment of distributions	731,917	7,374,050	923,616	9,258,341
	15,766,854	158,612,227	65,882,439	658,827,825
Shares repurchased	(15,930,390)	(160,397,058)	(32,537,415)	(325,865,639)
Net increase (decrease)	(163,536)	$(1,784,831)	33,345,024	$332,962,186

40 Ultra Short Duration Income Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	189,975,640	$1,911,558,950	550,398,326	$5,510,027,073
Shares issued in connection with
reinvestment of distributions	15,849,198	159,597,213	25,954,964	260,056,283
	205,824,838	2,071,156,163	576,353,290	5,770,083,356
Shares repurchased	(262,257,735)	(2,639,417,255)	(683,567,463)	(6,841,783,408)
Net decrease	(56,432,897)	$(568,261,092)	(107,214,173)	$(1,071,700,052)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$—	$1,013,213,761	$1,013,213,761	$426,568	$—
Total Short-term
investments	$—	$1,013,213,761	$1,013,213,761	$426,568	$—

‡Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Ultra Short Duration Income Fund 41

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements **	$25,000,000	$25,000,000
Total Assets	$25,000,000	$25,000,000
Liabilities:
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$25,000,000	$25,000,000
Total collateral received (pledged)†##	$25,000,000
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$26,254,330	$26,254,330
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

42 Ultra Short Duration Income Fund

Shareholder meeting results (Unaudited)

December 5, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
518,975,163	5,336,616	10,146,908

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
515,972,062	5,808,010	12,678,615

All tabulations are rounded to the nearest whole number.

Ultra Short Duration Income Fund 43

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Ultra Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This page left blank intentionally.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024